Additional Financial Information - Summary of Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash paid for interest	$ 97	$ 61	$ 46
Cash paid for taxes	$ 156	$ 149	$ 175